Leases -Summary of Supplemental cash flow information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Cash payments for operating leases	¥ 3,463	$ 488	¥ 3,014
ROU assets obtained in exchange for operating lease liabilities	¥ 3,938	$ 555	¥ 2,559